Earnings per share - Weighted average number of ordinary shares (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share
Number of shares issued	177,553,456	177,186,000	176,953,000	176,608,000
Treasury shares	(167,415)	(249,915)	(250,000)	(250,000)
Effect of weighted average share options exercised	359,000	214,000	316,000
Weighted Average Number of Shares Outstanding 31 December	177,295,234	176,916,663	176,674,341
Number of instruments that are antidilutive in period presented	2,079,768	1,000,455